(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions and Discontinued Operations - Additional Information - Discontinued Operations (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Teekay Corporation [Member]
Property, Plant and Equipment [Line Items]
Early termination fees	$ 4.5	$ 6.8